CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Statement of Cash Flows [Abstract]
Cash and cash equivalents	¥ 2,632,174	$ 403,398	¥ 2,324,542
Restricted cash	3,484,227	533,981	3,686,203
Total cash, cash equivalents and restricted cash	¥ 6,116,401	$ 937,379	¥ 6,010,745	$ 921,187	¥ 5,293,721	¥ 4,283,704